Inventories (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Inventory Disclosure [Abstract]
Schedule of Inventories	Inventories, at stated LIFO value, were classified at March 31, 2014 and December 31, 2013 as follows:

	March 31, 2014	December 31, 2013
	(In millions)
In process and finished products	$706.2	$733.0
Inventories, at stated LIFO value, were classified at December 31, 2013 and 2012 as follows:

	At December 31,
	2013	2012
	(In millions)
In process and finished products	$733.0	$741.5